                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06551

Morgan Stanley Growth Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: March 31, 2006

Date of reporting period: June 30, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:



MORGAN STANLEY GROWTH FUND
PORTFOLIO OF INVESTMENTS       JUNE 30, 2005  (UNAUDITED)
--------------------------------------------------------------------------------------------------------------------------
     NUMBER OF
      SHARES                                                                                                 VALUE
--------------------                                                                                  --------------------

                               COMMON STOCKS (99.0%)
                               Advertising/Marketing Services (2.8%)
            202,100            Getty Images, Inc.*                                                            $15,007,946
            207,000            Lamar Advertising Co. (Class A)*                                                 8,853,390
                                                                                                      --------------------
                                                                                                               23,861,336
                                                                                                      --------------------
                               Air Freight/Couriers (1.3%)
            189,640            C.H. Robinson Worldwide, Inc.                                                   11,037,048
                                                                                                      --------------------

                               Biotechnology (2.7%)
            289,100            Genentech, Inc.*                                                                23,208,948
                                                                                                      --------------------

                               Casino/Gaming (4.5%)
            749,900            International Game Technology                                                   21,109,685
            146,520            Station Casinos, Inc.                                                            9,728,928
            166,175            Wynn Resorts, Ltd.*                                                              7,855,092
                                                                                                      --------------------
                                                                                                               38,693,705
                                                                                                      --------------------
                               Chemicals: Agricultural (2.9%)
            390,000            Monsanto Co.                                                                    24,519,300
                                                                                                      --------------------

                               Computer Peripherals (0.0%)
            206,600            Seagate Technology, Inc. (Escrow)(a)                                                     0
                                                                                                      --------------------

                               Computer Processing Hardware (3.8%)
            816,451            Dell, Inc.*                                                                     32,257,979
                                                                                                      --------------------

                               Data Processing Services (1.0%)
            269,170            Paychex, Inc.                                                                    8,758,792
                                                                                                      --------------------

                               Discount Stores (6.5%)
            618,200            Costco Wholesale Corp.                                                          27,707,724
            181,700            Sears Holdings Corp.*                                                           27,231,379
                                                                                                      --------------------
                                                                                                               54,939,103
                                                                                                      --------------------
                               Financial Conglomerates (2.6%)
            355,650            Brascan Corp. (Class A) (Canada)                                                13,571,604
            183,483            Citigroup, Inc.                                                                  8,482,419
                                                                                                      --------------------
                                                                                                               22,054,023
                                                                                                      --------------------
                               Financial Publishing/Services (1.2%)
            217,810            Moody's Corp.                                                                    9,792,737
                                                                                                      --------------------

                               Food: Specialty/Candy (1.0%)
            123,900            Wrigley (Wm.) Jr. Co.                                                            8,529,276
                                                                                                      --------------------

                               Gas Distributors (1.3%)
            165,500            Questar Corp.                                                                   10,906,450
                                                                                                      --------------------

                               Home Building (1.5%)
            155,100            Pulte Homes, Inc.                                                               13,067,175
                                                                                                      --------------------

                               Home Improvement Chains (3.0%)
            656,250            Home Depot, Inc. (The)                                                          25,528,125
                                                                                                      --------------------

                               Hotels/Resorts/Cruiselines (3.5%)
            549,200            Carnival Corp. (Panama)                                                         29,958,860
                                                                                                      --------------------

                               Household/Personal Care (1.8%)
            182,700            Gillette Co. (The)                                                               9,250,101
            110,364            Procter & Gamble Co. (The)                                                       5,821,701
                                                                                                      --------------------
                                                                                                               15,071,802
                                                                                                      --------------------
                               Insurance Brokers/Services (1.0%)
            313,400            Marsh & McLennan Companies, Inc.                                                 8,681,180
                                                                                                      --------------------

                               Internet Retail (1.3%)
            346,200            Amazon.com, Inc.*                                                               11,452,296
                                                                                                      --------------------

                               Internet Software/Services (7.8%)
            141,480            Google, Inc. (Class A)*                                                         41,616,342
            704,960            Yahoo!, Inc.*                                                                   24,426,864
                                                                                                      --------------------
                                                                                                               66,043,206
                                                                                                      --------------------
                               Investment Banks/Brokers (2.2%)
             63,650            Chicago Mercantile Exchange Holdings, Inc.                                      18,808,575
                                                                                                      --------------------

                               Managed Health Care (3.8%)
            616,420            UnitedHealth Group, Inc.                                                        32,140,139
                                                                                                      --------------------

                               Medical Distributors (1.0%)
            194,000            Patterson Companies, Inc.*                                                       8,745,520
                                                                                                      --------------------

                               Medical Specialties (4.8%)
            167,400            Alcon, Inc. (Switzerland)                                                       18,305,190
            133,500            Guidant Corp.                                                                    8,984,550
            320,200            St. Jude Medical, Inc.*                                                         13,963,922
                                                                                                      --------------------
                                                                                                               41,253,662
                                                                                                      --------------------
                               Miscellaneous Commercial Services (2.1%)
            229,400            Corporate Executive Board Co. (The)                                             17,968,902
                                                                                                      --------------------

                               Motor Vehicles (1.5%)
            262,100            Harley-Davidson, Inc.                                                           13,000,160
                                                                                                      --------------------

                               Oil & Gas Production (2.8%)
            793,940            Ultra Petroleum Corp. (Canada)*                                                 24,104,018
                                                                                                      --------------------

                               Other Consumer Services (6.7%)
            329,000            Apollo Group, Inc. (Class A)*                                                   25,734,380
            934,650            eBay, Inc.*                                                                     30,852,797
                                                                                                      --------------------
                                                                                                               56,587,177
                                                                                                      --------------------
                               Other Metals/Minerals (1.1%)
            216,800            Cameco Corporation (Canada)                                                      9,701,800
                                                                                                      --------------------

                               Packaged Software (0.8%)
            509,400            Red Hat, Inc.*                                                                   6,673,140
                                                                                                      --------------------

                               Personnel Services (0.3%)
             84,900            Monster Worldwide, Inc.*                                                         2,434,932
                                                                                                      --------------------

                               Pharmaceuticals: Major (1.5%)
            195,744            Johnson & Johnson                                                               12,723,360
                                                                                                      --------------------

                               Property - Casualty Insurers (1.8%)
              5,501            Berkshire Hathaway, Inc. (Class B)*                                             15,312,034
                                                                                                      --------------------

                               Recreational Products (3.6%)
            441,600            Electronic Arts, Inc.*                                                          24,998,976
            161,800            Shanda Interactive Entertainment, Ltd. (ADS)
                               (Cayman Islands)*                                                                5,952,622
                                                                                                      --------------------
                                                                                                               30,951,598
                                                                                                      --------------------
                               Restaurants (1.0%)
            165,500            Starbucks Corp.*                                                                 8,549,730
                                                                                                      --------------------

                               Semiconductors (1.5%)
            330,000            Marvell Technology Group, Ltd. (Bermuda)*                                       12,553,200
                                                                                                      --------------------

                               Specialty Telecommunications (1.4%)
            571,923            Crown Castle International Corp.*                                               11,621,475
                                                                                                      --------------------

                               Telecommunication Equipment (3.3%)
            526,400            Corning, Inc.*                                                                   8,748,768
            586,614            QUALCOMM, Inc.                                                                  19,364,128
                                                                                                      --------------------
                                                                                                               28,112,896
                                                                                                      --------------------
                               Tobacco (1.5%)
            197,500            Altria Group, Inc.                                                              12,770,350
                                                                                                      --------------------

                               Wireless Telecommunications (4.8%)
            463,100            America Movil S.A. de C.V. (Series L) (ADR) (Mexico)                            27,605,391
            403,300            Nextel Communications, Inc. (Class A)*                                          13,030,623
                                                                                                      --------------------
                                                                                                               40,636,014
                                                                                                      --------------------
                               TOTAL COMMON STOCKS
                                 (Cost $765,482,254)                                                          843,010,023
                                                                                                      --------------------

     PRINCIPAL
     AMOUNT IN
     THOUSANDS
--------------------
                               SHORT-TERM INVESTMENT (0.1%)
                               REPURCHASE AGREEMENT
               $640            Joint repurchase agreement account 3.35%
                               due 07/01/05 (dated 6/30/05; proceeds $640,060) (b)
                                (Cost $640,000)                                                                   640,000
                                                                                                      --------------------

                               TOTAL INVESTMENTS
                                 (Cost $766,122,254) (c)                                   99.1%              843,650,023
                               OTHER ASSETS IN EXCESS OF LIABILITIES                        0.9                 7,594,479
                                                                                         ----------   --------------------
                               NET ASSETS                                                 100.0%             $851,244,502
                                                                                         ==========   ====================


-------------------------------------
        ADR    American Depositary Receipt.
        ADS    American Depositary Share.
        *      Non-income producing security.
        (a)    A security with total market value equal to $0 has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund's
               Trustees.
        (b)    Collateralized by federal agency and U.S. Treasury obligations.
        (c)    The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross
               unrealized appreciation is $100,968,626 and the aggregate gross unrealized depreciation is $23,440,857, resulting in net
               unrealized appreciation of $77,527,769.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Growth Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 23, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 23, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 23, 2005

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.      I have reviewed this report on Form N-Q of Morgan Stanley Growth Fund;

2.      Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.      Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.      The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

        (a)    Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

        (b)    Omitted;

        (c)    Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our
               conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

        (d)    Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the
               registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.      The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

        (a)    All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

        (b)    Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: August 23, 2005

                                         /s/ Ronald E. Robison
                                         Ronald E. Robison
                                         Principal Executive Officer

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.      I have reviewed this report on Form N-Q of Morgan Stanley Growth Fund;

2.      Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.      Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.      The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

        (a)    Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

        (b)    Omitted;

        (c)    Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our
               conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

        (d)    Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the
               registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.      The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

        (a)    All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

        (b)    Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: August 23, 2005

                                               /s/ Francis Smith
                                               Francis Smith
                                               Principal Financial Officer

                                        8